Other income - Schedule of Other Nonoperating Income by Component (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Other Income, Nonoperating [Abstract]
Government grants	$ 1,802	¥ 12,546	¥ 7,483	¥ 677
Gain on an equity investment sold	974	6,778
Unrealized gain on equity investments held	2,485	17,298
Income from ADR profit-sharing program	315	2,190	966
Total	$ 5,576	¥ 38,812	¥ 8,449	¥ 677